Loans payable (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Average annual interest rates		9.70%	9.60%
Loans payable		¥ 226,370	¥ 200,470
Outstanding loans payable		¥ 25,800
Top of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Due date		Sep. 30, 2018
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Due date		Jan. 31, 2019
Financing Agreements [Member] | Nanjing Securities Exchange [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans payable		¥ 32,900
Subsequenty Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of outstanding loans	¥ 15,900